INTEREST EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Other financing fees	$ 231	$ 140	$ 83
Interest expense	1,468	1,179	904
Interest on corporate facility
Disclosure of detailed information about borrowings [line items]
Interest	16	19	20
Interest on corporate debt
Disclosure of detailed information about borrowings [line items]
Interest	87	76	63
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest	$ 1,134	$ 944	$ 738